Commitments and Contingent Liabilities Future Minimum Annual Rentals (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 1.6
2016	0.9
2017	0.4
2018	0.4
2019	0.4
2020-Thereafter	0.3
Total	$ 4.0